UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22564

GMO Series Trust

(Exact name of the registrant as specified in charter)

40 Rowes Wharf, Boston, MA 02110

(Address of principal executive offices) (Zip Code)

Sheppard N. Burnett, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110

(Name and address of agent for services)

Registrant’s telephone number, including area code: 617-346-7646

Date of fiscal year end: 04/30/15

Date of reporting period: 10/31/14

Item 1. Reports to Stockholders.

The semiannual reports for each series of the registrant for the period ended October 31, 2014 are filed herewith.

GMO Series Trust

Semiannual Report

October 31, 2014

Benchmark-Free Allocation Series Fund

Emerging Countries Series Fund

Global Asset Allocation Series Fund

Global Equity Allocation Series Fund

International Equity Allocation Series Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website www.dc.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for GMO Series Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Series Trust prospectus can be obtained at www.dc.gmo.com.

An investment in the Funds is subject to risk, including the possible loss of the principal amount invested. There can be no assurance that the Funds will achieve the stated investment objectives. Please see the Funds’ prospectus regarding specific risks for each Fund. General risks may include: market risk, management and operational risk, non-U.S. investment risk, smaller company risk and derivative risk.

GMO Benchmark-Free Allocation Series Fund

(A Series of GMO Series Trust)

Investment Concentration Summary

October 31, 2014 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	48.8%
Short-Term Investments	30.7
Debt Obligations	9.4
Futures Contracts	6.9
Preferred Stocks	1.6
Forward Currency Contracts	0.2
Options Purchased	0.1
Investment Funds	0.1
Loan Participations	0.1
Rights/Warrants	0.0 ^
Loan Assignments	0.0 ^
Written/Credit Linked Options	(0.0)^
Swap Contracts	(0.1)
Other	2.2

100.0%

Country/Region Summary**	% of Investments
United States	61.9%
Emerging***	22.4
France	7.5
Germany	7.1
United Kingdom	5.3
Sweden	2.8
Spain	2.7
Italy	2.2
Switzerland	0.7
Norway	0.7
Netherlands	0.7
Canada	0.6
Israel	0.5
Finland	0.5
Hong Kong	0.5
Denmark	0.3
Belgium	0.3
Ireland	0.3
Singapore	0.3
Austria	0.2
Portugal	0.2
New Zealand	0.0 ^
Australia	(0.5)
Japan	(17.2)

100.0%

*	The table above incorporates aggregate indirect asset class exposure resulting from investments in shares of a series of GMO Trust (the “Institutional Fund”) and the series of GMO Trust in which the Institutional Fund invests (collectively referred to as the “Underlying Funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the Institutional Fund and Underlying Funds. The table excludes short-term investments, if any. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options, if any. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security.

***	The “Emerging” exposure is primarily comprised of: Argentina, Bahrain, Brazil, Chile, China, Colombia, Congo, Croatia, Czech Republic, Dominican Republic, Ecuador, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, Serbia, South Africa, Taiwan, Thailand, Tunisia, Turkey, Ukraine, Uruguay and Venezuela.

^	Rounds to 0.0%.

GMO Benchmark-Free Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

October 31, 2014 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 99.0%

	Affiliated Issuers — 99.0%
9,157,126	GMO Benchmark-Free Allocation Fund, Class III	247,333,972

	TOTAL MUTUAL FUNDS (COST $241,930,231)	247,333,972

	TOTAL INVESTMENTS — 99.0% (Cost $241,930,231)	247,333,972
	Other Assets and Liabilities (net) — 1.0%	2,460,729

	TOTAL NET ASSETS — 100.0%	$249,794,701

2	See accompanying notes to the financial statements.

GMO Emerging Countries Series Fund

(A Series of GMO Series Trust)

Investment Concentration Summary

October 31, 2014 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	85.6%
Preferred Stocks	10.7
Investment Funds	1.7
Short-Term Investments	0.9
Rights/Warrants	0.0	^
Other	1.1

	100.0%

Country Summary**	% of Investments
China	18.3%
South Korea	17.1
Russia	12.1
Brazil	10.2
Taiwan	10.0
India	8.2
Thailand	4.0
Poland	3.6
Czech Republic	3.4
Indonesia	3.3
Turkey	2.4
Egypt	2.3
South Africa	1.2
Philippines	1.0
Peru	0.6
United States***	0.5
Mexico	0.5
United Kingdom***	0.4
Qatar	0.2
Malaysia	0.2
Panama	0.2
Spain	0.2
France***	0.1
Chile	0.0	^
Hungary	0.0	^
Colombia	0.0	^
Greece	0.0	^
United Arab Emirates	0.0	^

	100.0%

*	The table above incorporates aggregate indirect asset class exposure resulting from investments in shares of a series of GMO Trust (the “Institutional Fund”) and the series of GMO Trust in which the Institutional Fund invests (collectively referred to as the “Underlying Funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the Institutional Fund and Underlying Funds. The table excludes short-term investments, if any. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options, if any.

***	Includes companies that derive more than 50% of their revenues or profits from emerging markets.

^	Rounds to 0.0%.

GMO Emerging Countries Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

October 31, 2014 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 99.1%

	Affiliated Issuers — 99.1%
1,565,734	GMO Emerging Countries Fund, Class III	15,218,932

	TOTAL MUTUAL FUNDS (COST $15,023,033)	15,218,932

	TOTAL INVESTMENTS — 99.1% (Cost $15,023,033)	15,218,932
	Other Assets and Liabilities (net) — 0.9%	143,915

	TOTAL NET ASSETS — 100.0%	$15,362,847

4	See accompanying notes to the financial statements.

GMO Global Asset Allocation Series Fund

(A Series of GMO Series Trust)

Investment Concentration Summary

October 31, 2014 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	55.3%
Short-Term Investments	27.6
Debt Obligations	9.4
Futures Contracts	4.1
Preferred Stocks	1.6
Forward Currency Contracts	0.2
Options Purchased	0.1
Investment Funds	0.1
Loan Participations	0.1
Rights/Warrants	0.0	^
Loan Assignments	0.0	^
Written/Credit Linked Options	(0.0	)^
Swap Contracts	(0.1)
Other	1.6

	100.0%

Country/Region Summary**	% of Investments
United States	44.7%
Emerging***	24.3
France	10.6
Germany	9.3
United Kingdom	5.2
Spain	3.5
Sweden	3.2
Italy	3.0
Netherlands	1.4
Norway	0.9
Switzerland	0.8
Finland	0.7
Israel	0.7
Hong Kong	0.6
Belgium	0.6
Ireland	0.4
Denmark	0.4
Canada	0.4
Singapore	0.3
Australia	0.2
Austria	0.2
Portugal	0.2
New Zealand	0.1
Japan	(11.7)

100.0%

*	The table above incorporates aggregate indirect asset class exposure resulting from investments in shares of a series of GMO Trust (the “Institutional Fund”) and the series of GMO Trust in which the Institutional Fund invests (collectively referred to as the “Underlying Funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the Institutional Fund and Underlying Funds. The table excludes short-term investments, if any. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options, if any. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security.

***	The “Emerging” exposure is primarily comprised of: Angola, Argentina, Bahrain, Brazil, China, Colombia, Congo, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Pakistan, Panama, Peru, Philippines, Poland, Russia, Serbia, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, Tunisia, Ukraine, Uruguay and Venezuela.

^	Rounds to 0.0%.

GMO Global Asset Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

October 31, 2014 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 99.4%

	Affiliated Issuers — 99.4%
70,525,746	GMO Global Asset Allocation Fund, Class III	806,814,535

	TOTAL MUTUAL FUNDS (COST $769,474,033)	806,814,535

	TOTAL INVESTMENTS — 99.4% (Cost $769,474,033)	806,814,535
	Other Assets and Liabilities (net) — 0.6%	4,763,852

	TOTAL NET ASSETS — 100.0%	$811,578,387

6	See accompanying notes to the financial statements.

GMO Global Equity Allocation Series Fund

(A Series of GMO Series Trust)

Investment Concentration Summary

October 31, 2014 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	94.3%
Preferred Stocks	2.6
Short-Term Investments	1.6
Investment Funds	0.2
Rights/Warrants	0.0	^
Swap Contracts	(0.0	)^
Other	1.3

	100.0%

Country/Region Summary**	% of Investments
United States	36.4%
Emerging***	13.1
Japan	10.2
France	9.7
Germany	8.6
United Kingdom	7.0
Spain	3.2
Italy	2.8
Netherlands	1.2
Sweden	1.1
Norway	1.0
Finland	0.8
Israel	0.7
Switzerland	0.7
Hong Kong	0.6
Belgium	0.5
Australia	0.4
Denmark	0.4
Singapore	0.4
Canada	0.4
Ireland	0.3
Austria	0.2
Portugal	0.2
New Zealand	0.1

100.0%

*	The table above incorporates aggregate indirect asset class exposure resulting from investments in shares of a series of GMO Trust (the “Institutional Fund”) and the series of GMO Trust in which the Institutional Fund invests (collectively referred to as the “Underlying Funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the Institutional Fund and Underlying Funds. The table excludes short-term investments, if any. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options, if any.

***	The “Emerging” exposure is primarily comprised of: Brazil, China, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Panama, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

^	Rounds to 0.0%.

GMO Global Equity Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

October 31, 2014 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 98.8%

	Affiliated Issuers — 98.8%
1,839,550	GMO Global Equity Allocation Fund, Class III	16,335,202

	TOTAL MUTUAL FUNDS (COST $16,765,782)	16,335,202

	TOTAL INVESTMENTS — 98.8% (Cost $16,765,782)	16,335,202
	Other Assets and Liabilities (net) — 1.2%	199,855

	TOTAL NET ASSETS — 100.0%	$16,535,057

8	See accompanying notes to the financial statements.

GMO International Equity Allocation Series Fund

(A Series of GMO Series Trust)

Investment Concentration Summary

October 31, 2014 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	92.2%
Preferred Stocks	4.2
Short-Term Investments	2.1
Investment Funds	0.3
Rights/Warrants	0.0	^
Swap Contracts	(0.0	)^
Other	1.2

	100.0%

Country/Region Summary**	% of Investments
Emerging***	22.7%
Japan	15.7
France	14.9
Germany	13.1
United Kingdom	10.7
Spain	4.9
Italy	4.3
Netherlands	1.8
Sweden	1.7
Norway	1.5
Finland	1.2
Israel	1.0
Switzerland	1.0
Hong Kong	0.9
Belgium	0.7
Australia	0.7
Denmark	0.6
Singapore	0.6
Canada	0.6
Ireland	0.5
Austria	0.3
Portugal	0.3
New Zealand	0.2
United States	0.1

100.0%

*	The table above incorporates aggregate indirect asset class exposure resulting from investments in shares of a series of GMO Trust (the “Institutional Fund”) and the series of GMO Trust in which the Institutional Fund invests (collectively referred to as the “Underlying Funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the Institutional Fund and Underlying Funds. The table excludes short-term investments, if any. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options, if any.

***	The “Emerging” exposure is primarily comprised of: Brazil, China, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Panama, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

^	Rounds to 0.0%.

GMO International Equity Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

October 31, 2014 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 99.2%

	Affiliated Issuers — 99.2%
28,246,146	GMO International Equity Allocation Fund, Class III	305,623,303

	TOTAL MUTUAL FUNDS (COST $281,111,543)	305,623,303

	TOTAL INVESTMENTS — 99.2% (Cost $281,111,543)	305,623,303
	Other Assets and Liabilities (net) — 0.8%	2,614,521

	TOTAL NET ASSETS — 100.0%	$308,237,824

10	See accompanying notes to the financial statements.

GMO Series Trust

Statements of Assets and Liabilities — October 31, 2014 (Unaudited)

	Benchmark- Free Allocation Series Fund	Emerging Countries Series Fund	Global Asset Allocation Series Fund	Global Equity Allocation Series Fund	International Equity Allocation Series Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$247,333,972	$15,218,932	$806,814,535	$16,335,202	$305,623,303
Cash	4,920,719	149,023	4,953,638	112,378	2,723,425
Receivable for Fund shares sold	180,641	—	107,878	8,803,497	—
Receivable for reimbursement by GMO (Note 5)	695	124	19,902	124	217

Total assets	252,436,027	15,368,079	811,895,953	25,251,201	308,346,945

Liabilities:
Payable for investments purchased	2,438,911	—	—	8,715,462	—
Payable for Fund shares repurchased	192,146	4,219	283,623	—	93,846
Payable to affiliate for (Note 5):
Administration fee	10,269	645	33,943	314	12,809
Payable for 12b-1 fee – Class R5	—	—	—	—	1,822
Accrued expenses	—	368	—	368	644

Total liabilities	2,641,326	5,232	317,566	8,716,144	109,121

Net assets	$249,794,701	$15,362,847	$811,578,387	$16,535,057	$308,237,824

Net assets consist of:
Paid-in capital	$242,544,605	$15,139,894	$743,567,466	$16,474,180	$279,042,001
Distributions in excess of net investment income	(883,761)	(2,519)	(887,149)	(2,615)	(120,344)
Accumulated net realized gain	2,730,116	29,573	31,557,568	494,072	4,804,407
Net unrealized appreciation (depreciation)	5,403,741	195,899	37,340,502	(430,580)	24,511,760

	$249,794,701	$15,362,847	$811,578,387	$16,535,057	$308,237,824

Net assets attributable to:
Class R5 shares	$—	$—	$—	$—	$21,609,488

Class R6 shares	$249,794,701	$15,362,847	$811,578,387	$16,535,057	$286,628,336

Shares outstanding:
Class R5	—	—	—	—	1,985,866

Class R6	23,622,072	1,515,426	71,477,121	1,446,240	26,322,793

Net asset value per share:
Class R5	$—	$—	$—	$—	$10.88

Class R6	$10.57	$10.14	$11.35	$11.43	$10.89

(a) Cost of investments – affiliated issuers:	$241,930,231	$15,023,033	$769,474,033	$16,765,782	$281,111,543

See accompanying notes to the financial statements.	11

GMO Series Trust

Statements of Operations — Six Months Ended October 31, 2014 (Unaudited)

	Benchmark- Free Allocation Series Fund	Emerging Countries Series Fund*	Global Asset Allocation Series Fund	Global Equity Allocation Series Fund	International Equity Allocation Series Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$413,210	$38,426	$3,509,173	$23,321	$779,227
Interest	68	—	270	—	118

Total investment income	413,278	38,426	3,509,443	23,321	779,345

Expenses:
Administration fee – (Note 5)	47,718	4,028	206,321	1,920	82,587
12b-1 fee – Class R5 (Note 5)	—	—	—	—	11,802
Registration fees	28,049	1,368	20,923	1,142	4,152
Miscellaneous	499	—	—	16	—

Total expenses	76,266	5,396	227,244	3,078	98,541
Fees and expenses reimbursed by GMO (Note 5)	(28,049)	(1,368)	(20,923)	(1,142)	(4,152)

Net expenses	48,217	4,028	206,321	1,936	94,389

Net investment income (loss)	365,061	34,398	3,303,122	21,385	684,956

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	817,672	29,573	409,552	58,559	936,168
Realized gain distributions from affiliated issuers (Note 10)	1,913,879	—	31,148,088	436,164	3,868,502

Net realized gain (loss)	2,731,551	29,573	31,557,640	494,723	4,804,670

Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(5,839,755)	195,899	(42,304,231)	(737,905)	(27,129,287)

Net unrealized gain (loss)	(5,839,755)	195,899	(42,304,231)	(737,905)	(27,129,287)

Net realized and unrealized gain (loss)	(3,108,204)	225,472	(10,746,591)	(243,182)	(22,324,617)

Net increase (decrease) in net assets resulting from operations	$(2,743,143)	$259,870	$(7,443,469)	$(221,797)	$(21,639,661)

*	Period from May 2, 2014 (commencement of operations) through October 31, 2014.

12	See accompanying notes to the financial statements.

GMO Series Trust

Statements of Changes in Net Assets

	Benchmark-Free Allocation Series Fund		Emerging Countries Series Fund
	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014	Period from May 2, 2014 (commencement of operations) through October 31, 2014 (Unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$365,061	$2,295,971	$34,398
Net realized gain (loss)	2,731,551	2,800,066	29,573
Change in net unrealized appreciation (depreciation)	(5,839,755)	6,129,992	195,899

Net increase (decrease) in net assets from operations	(2,743,143)	11,226,029	259,870

Distributions to shareholders from:
Net investment income
Class R6	(1,221,949)	(3,572,773)	(36,917)

Net realized gains
Class R6	(1,331,770)	(219,802)	—

Net share transactions (Note 9):
Class R6	90,649,099	(3,128,548)	15,139,894

Increase (decrease) in net assets resulting from net share transactions	90,649,099	(3,128,548)	15,139,894

Total increase (decrease) in net assets	85,352,237	4,304,906	15,362,847

Net assets:
Beginning of period	164,442,464	160,137,558	—

End of period	$249,794,701	$164,442,464	$15,362,847

Distributions in excess of net investment income	$(883,761)	$(26,873)	$(2,519)

See accompanying notes to the financial statements.	13

GMO Series Trust

Statements of Changes in Net Assets — (Continued)

	Global Asset Allocation Series Fund		Global Equity Allocation Series Fund
	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$3,303,122	$17,756,807	$21,385	$165,455
Net realized gain (loss)	31,557,640	1,212,581	494,723	241,552
Change in net unrealized appreciation (depreciation)	(42,304,231)	48,132,724	(737,905)	238,826

Net increase (decrease) in net assets from operations	(7,443,469)	67,102,112	(221,797)	645,833

Distributions to shareholders from:
Net investment income
Class R6	(4,061,857)	(17,792,669)	(22,624)	(225,831)

Net realized gains
Class R6	(429,416)	(1,552,750)	(148,112)	(61,765)

Net share transactions (Note 9):
Class R5	—	—	—	—
Class R6	20,780,560	162,560,491	10,592,353	4,515,562

Increase (decrease) in net assets resulting from net share transactions	20,780,560	162,560,491	10,592,353	4,515,562

Total increase (decrease) in net assets	8,845,818	210,317,184	10,199,820	4,873,799

Net assets:
Beginning of period	802,732,569	592,415,385	6,335,237	1,461,438

End of period	$811,578,387	$802,732,569	$16,535,057	$6,335,237

Distributions in excess of net investment income	$(887,149)	$(128,414)	$(2,615)	$(1,376)

14	See accompanying notes to the financial statements.

GMO Series Trust

Statements of Changes in Net Assets — (Continued)

	International Equity Allocation Series Fund
	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$684,956	$9,057,143
Net realized gain (loss)	4,804,670	12,905,711
Change in net unrealized appreciation (depreciation)	(27,129,287)	20,102,762

Net increase (decrease) in net assets from operations	(21,639,661)	42,065,616

Distributions to shareholders from:
Net investment income
Class R5	(49,800)	(643,102)
Class R6	(696,488)	(8,611,227)

Total distributions from net investment income	(746,288)	(9,254,329)

Net realized gains
Class R5	(844,836)	(91,761)
Class R6	(10,913,338)	(1,193,542)

Total distributions from net realized gains	(11,758,174)	(1,285,303)

Net share transactions (Note 9):
Class R5	655,777	(1,927,424)
Class R6	10,905,954	(2,837,461)

Increase (decrease) in net assets resulting from net share transactions	11,561,731	(4,764,885)

Total increase (decrease) in net assets	(22,582,392)	26,761,099

Net assets:
Beginning of period	330,820,216	304,059,117

End of period	$308,237,824	$330,820,216

Distributions in excess of net investment income	$(120,344)	$(59,012)

See accompanying notes to the financial statements.	15

GMO Series Trust

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION SERIES FUND

	Class R6 Shares
	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014		2013(a)
Net asset value, beginning of period	$10.84		$10.35		$10.00

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.02		0.15		(0.00	)(c)
Net realized and unrealized gain (loss)	(0.12)		0.58		0.35

Total from investment operations	(0.10)		0.73		0.35

Less distributions to shareholders:
From net investment income	(0.08)		(0.23)		—
From net realized gains	(0.09)		(0.01)		—

Total distributions	(0.17)		(0.24)		—

Net asset value, end of period	$10.57		$10.84		$10.35

Total Return(d)	(1.01	)%**	7.15%		3.50	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$249,795		$164,442		$160,138
Net expenses to average daily net assets(e)	0.05	%*	0.05%		0.05	%*
Net investment income (loss) to average daily net assets(b)	0.38	%*	1.41%		(0.05	)%*
Portfolio turnover rate	6	%**	8%		0	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.00	%(f)	0.01	%*
(a)	Period from January 24, 2013 (commencement of operations) through April 30, 2013.
(b)	Net investment income is affected by the timing of the declaration of dividends by the Institutional Fund in which the Fund invests.
(c)	Rounds to less than $0.01.
(d)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions, if any.
(e)	Net expenses exclude expenses incurred indirectly through investment in the Underlying Funds (Note 5).
(f)	Fees and expenses reimbursed by GMO to average daily net assets were less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

16	See accompanying notes to the financial statements.

GMO Series Trust

Financial Highlights

(For a share outstanding throughout the period)

EMERGING COUNTRIES SERIES FUND

	Class R6 Shares
	Period from May 2, 2014 (commencement of operations) through October 31, 2014 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.02
Net realized and unrealized gain (loss)	0.14

Total from investment operations	0.16

Less distributions to shareholders:
From net investment income	(0.02)

Total distributions	(0.02)

Net asset value, end of period	$10.14

Total Return(b)	1.63	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,363
Net expenses to average daily net assets(c)	0.05	%*
Net investment income (loss) to average daily net assets(a)	0.43	%*
Portfolio turnover rate	6	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*
(a)	Net investment income is affected by the timing of the declaration of dividends by the Institutional Fund in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the period shown and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the Underlying Funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	17

GMO Series Trust

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION SERIES FUND

	Class R6 Shares
	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014		2013(a)
Net asset value, beginning of period	$11.52		$10.84		$10.00

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.05		0.27		0.32
Net realized and unrealized gain (loss)	(0.15)		0.69		0.79

Total from investment operations	(0.10)		0.96		1.11

Less distributions to shareholders:
From net investment income	(0.06)		(0.26)		(0.27)
From net realized gains	(0.01)		(0.02)		(0.00	)(c)

Total distributions	(0.07)		(0.28)		(0.27)

Net asset value, end of period	$11.35		$11.52		$10.84

Total Return(d)	(0.94	)%**	9.02%		11.36	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$811,578		$802,733		$592,415
Net expenses to average daily net assets(e)	0.05	%*	0.05%		0.05	%*
Net investment income (loss) to average daily net assets(b)	0.80	%*	2.46%		4.07	%*
Portfolio turnover rate	1	%**	2%		6	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.00	%(f)	0.00	%(f)*
(a)	Period from July 31, 2012 (commencement of operations) through April 30, 2013.
(b)	Net investment income is affected by the timing of the declaration of dividends by the Institutional Fund in which the Fund invests.
(c)	Rounds to less than $0.01.
(d)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions, if any.
(e)	Net expenses exclude expenses incurred indirectly through investment in the Underlying Funds (Note 5).
(f)	Fees and expenses reimbursed by GMO to average daily net assets were less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

18	See accompanying notes to the financial statements.

GMO Series Trust

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION SERIES FUND

	Class R6 Shares
	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013(a)
Net asset value, beginning of period	$12.02		$11.14	$10.00

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.03		0.45	0.26
Net realized and unrealized gain (loss)	(0.35)		1.14	1.23

Total from investment operations	(0.32)		1.59	1.49

Less distributions to shareholders:
From net investment income	(0.04)		(0.49)	(0.35)
From net realized gains	(0.23)		(0.22)	—

Total distributions	(0.27)		(0.71)	(0.35)

Net asset value, end of period	$11.43		$12.02	$11.14

Total Return(c)	(2.72	)%**	14.70%	15.29	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,535		$6,335	$1,461
Net expenses to average daily net assets(d)	0.05	%*	0.05%	0.05	%*
Net investment income (loss) to average daily net assets(b)	0.56	%*	3.94%	3.76	%*
Portfolio turnover rate	10	%**	28%	46	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.03%	0.58	%*
(a)	Period from September 4, 2012 (commencement of operations) through April 30, 2013.
(b)	Net investment income is affected by the timing of the declaration of dividends by the Institutional Fund in which the Fund invests.
(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund Shares, if any (Note 11).
(d)	Net expenses exclude expenses incurred indirectly through investment in the Underlying Funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	19

GMO Series Trust

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION SERIES FUND

	Class R5 Shares					Class R6 Shares
	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,			Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013(a)				2014	2013	2012(b)
Net asset value, beginning of period	$12.10		$10.97	$10.40		$12.10		$10.97	$9.77	$10.00

Income (loss) from investment operations:
Net investment income (loss)(c)†	0.02		0.31	(0.00	)(d)	0.02		0.33	0.33	(0.00	)(d)
Net realized and unrealized gain (loss)	(0.78)		1.20	0.57		(0.77)		1.19	1.18	(0.23)

Total from investment operations	(0.76)		1.51	0.57		(0.75)		1.52	1.51	(0.23)

Less distributions to shareholders:
From net investment income	(0.03)		(0.33)	—		(0.03)		(0.34)	(0.31)	—
From net realized gains	(0.43)		(0.05)	—		(0.43)		(0.05)	—	—

Total distributions	(0.46)		(0.38)	—		(0.46)		(0.39)	(0.31)	—

Net asset value, end of period	$10.88		$12.10	$10.97		$10.89		$12.10	$10.97	$9.77

Total Return(e)	(6.62	)%**	13.96%	5.48	%**	(6.52	)%**	14.04%	15.77%	(2.30	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,609		$23,446	$23,190		$286,628		$307,375	$280,869	$183,330
Net expenses to average daily net assets(f)	0.15	%*	0.15%	0.15	%*	0.05	%*	0.05%	0.05%	0.05	%*
Net investment income (loss) to average daily net assets(c)	0.33	%*	2.78%	(0.15	)%*	0.42	%*	2.92%	3.26%	(0.05	)%*
Portfolio turnover rate	2	%**	6%	3%		2	%**	6%	3%	0	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(g)	0.00	%*	0.00%	0.00	%*	0.00	%*	0.00%	0.00%	0.00	%*

(a)	Period from April 5, 2013 (commencement of operations) through April 30, 2013.
(b)	Period from March 30, 2012 (commencement of operations) through April 30, 2012.
(c)	Net investment income is affected by the timing of the declaration of dividends by the Institutional Fund in which the Fund invests.
(d)	Rounds to less than $0.01.
(e)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions, if any.
(f)	Net expenses exclude expenses incurred indirectly through investment in the Underlying Funds (Note 5).
(g)	Fees and expenses reimbursed by GMO to average daily net assets were less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

20	See accompanying notes to the financial statements.

GMO Series Trust

Notes to Financial Statements

October 31, 2014 (Unaudited)

1.	Organization

Each of Benchmark-Free Allocation Series Fund, Emerging Countries Series Fund (commenced operations on May 2, 2014), Global Asset Allocation Series Fund, Global Equity Allocation Series Fund and International Equity Allocation Series Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Series Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on May 27, 2011. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are diversified as that term is defined in the 1940 Act. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

Each Fund invests substantially all of its assets in shares of another fund that is a series of GMO Trust and also managed by GMO (each an “Institutional Fund”). The performance and operations of each Fund are directly affected by the performance and operations of the relevant Institutional Fund. Each Institutional Fund, except Emerging Countries Fund, is a fund of funds that invests primarily in shares of other GMO Funds (“Underlying Funds”). Information about the Institutional Funds for their fiscal years ended February 28, 2014 is contained in the Institutional Funds’ financial statements of the same date. Additional selected information about the Institutional Funds and Underlying Funds as of the date of this report can be found in Note 11, “Institutional Fund information.” The financial statements of the Institutional Funds and Underlying Funds can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at www.sec.gov or by calling (617) 346-7646 (collect) or visiting www.gmo.com and should be read in conjunction with the Funds’ financial statements.

The following table provides information about each Fund’s benchmark (if any), investment objective and the portion of the corresponding Institutional Fund owned by the Fund:

Fund Name	Benchmark	Investment Objective	Percent of Institutional Fund Owned
Benchmark-Free Allocation Series Fund	Not Applicable	Positive total return not “relative” return	1.3%
Emerging Countries Series Fund	S&P/IFCI Composite Index	Total return in excess of benchmark	28.2%
Global Asset Allocation Series Fund	GMO Global Asset Allocation Index (65% MSCI ACWI and 35% Barclays U.S. Aggregate Index)	Total return greater than benchmark	15.2%
Global Equity Allocation Series Fund	MSCI ACWI	Total return greater than benchmark	0.4%
International Equity Allocation Series Fund	MSCI ACWI ex USA	Total return greater than benchmark	19.2%

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Investments in shares of the Institutional Funds are valued at their most recent net asset value. See Note 11 for details on Institutional Fund valuation policies.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between levels.

GMO Series Trust

Notes to Financial Statements — (Continued)

October 31, 2014 (Unaudited)

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). At October 31, 2014, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

Each Fund classified its investments as Level 1 as of October 31, 2014. For the summary of valuation inputs of the Institutional Funds and Underlying Funds, please refer to their most recent financial statements, or for the net aggregate indirect exposure to these valuation methodologies as of the date of this report, see Note 11, “Institutional Fund information.” The Institutional Funds and Underlying Funds have a February 28 fiscal year end.

The Funds had no transfers between levels of the fair value hierarchy during the period ended October 31, 2014.

Cash

Cash, if any, on the Statements of Assets and Liabilities consists of cash balances held with the custodian.

Taxes and distributions

Each Fund is treated as a separate taxable entity for U.S. federal income tax purposes and intends to qualify and be treated each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute substantially all of its net investment income, if any, and all of its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least semi-annually, although the Funds are permitted to declare and pay dividends of net investment income, if any, more frequently. Each fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. All dividends of net investment income and capital gain distributions paid to shareholders will be reinvested in additional shares of the relevant Fund automatically at net asset value, unless the shareholder elects to receive cash. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Foreign taxes paid by the Institutional Funds may be treated, to the extent permissible under the Code and if each Fund so elects, as if paid by U.S. shareholders of each Fund.

Income and capital gain distributions for each Fund are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital.

As of April 30, 2014, the Funds listed below elected to defer to May 1, 2014 late-year ordinary losses as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)
Benchmark-Free Allocation Series Fund	(26,873)
Emerging Countries Series Fund	—
Global Asset Allocation Series Fund	(128,414)
Global Equity Allocation Series Fund	(1,376)
International Equity Allocation Series Fund	(60,035)

GMO Series Trust

Notes to Financial Statements — (Continued)

October 31, 2014 (Unaudited)

As of April 30, 2014, the Funds had no capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Utilization of late-year ordinary losses and losses realized subsequent to April 30, 2014, if any, could be subject to limitations imposed by the Code related to share ownership activity.

As of October 31, 2014, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Benchmark-Free Allocation Series Fund	241,930,231	5,403,741	—	5,403,741
Emerging Countries Series Fund	15,025,033	193,899	—	193,899
Global Asset Allocation Series Fund	769,474,033	37,340,502	—	37,340,502
Global Equity Allocation Series Fund	16,769,081	—	(433,879)	(433,879)
International Equity Allocation Series Fund	281,111,543	24,511,760	—	24,511,760

The Funds and Institutional Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds and Institutional Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ and Institutional Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds, Institutional Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds and Institutional Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ and Institutional Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Income dividends and capital gain distributions from the Institutional Funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses

Most of the expenses of the Trust are directly attributable to an individual Fund. Investment income, common expenses, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Each Fund incurs fees and expenses indirectly as a shareholder in the Institutional Funds and the Underlying Funds. Because the Underlying Funds owned by the Institutional Funds have different expense and fee levels and the Institutional Funds may own different proportions of the Underlying Funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (See Note 5 and Note 11).

State Street Bank and Trust Company (“State Street”) serves as the custodian and fund accounting agent for all Fund’s except Emerging Countries Series Fund. Brown Brothers Harriman & Co. serves as Emerging Countries Series Fund’s custodian and fund accounting agent. State Street serves as the Funds’ transfer agent.

GMO Series Trust

Notes to Financial Statements — (Continued)

October 31, 2014 (Unaudited)

3.	Investment and other risks

The following chart identifies the selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Multi-Asset Class Series Funds		Equity Series Funds

	Benchmark-Free Allocation Series Fund	Global Asset Allocation Series Fund	Global Equity Allocation Series Fund	International Equity Allocation Series Fund	Emerging Countries Series Fund
Market Risk – Equities	X	X	X	X	X
Market Risk – Fixed Income Investments	X	X	X	X
Market Risk – Asset-Backed Securities	X	X	X	X
Credit Risk	X	X	X	X
Illiquidity Risk	X	X	X	X	X
Smaller Company Risk	X	X	X	X	X
Derivatives Risk	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X
Currency Risk	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X
Leveraging Risk	X	X	X	X	X
Counterparty Risk	X	X	X	X	X
Commodities Risk	X	X
Merger Arbitrage Risk	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X
Non-Diversified Funds	X	X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Because each Fund invests substantially all of its assets in an Institutional Fund, the most significant risks of investing in a Fund are the risks to which the Fund is exposed through its corresponding Institutional Fund (and, in turn, the Underlying Funds in which the Institutional Fund invests). Those risks include the risks summarized below. Some of the Underlying Funds are non-diversified companies under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore a decline in the market value of a particular security held by those Underlying Funds may affect their performance more than if they were diversified. In addition to the risks to which each Fund is exposed through investment in its corresponding Institutional Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of its corresponding Institutional Fund.

References in this section to investments made by a Fund include those made by its corresponding Institutional Fund and Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

GMO Series Trust

Notes to Financial Statements — (Continued)

October 31, 2014 (Unaudited)

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities. Funds that invest in equities run the risk that the market prices of those investments will decline. The market prices of equities may decline for reasons that directly relate to the issuing company, such as poor performance by the company’s management or reduced demand for its goods or services. They also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and the market prices of equities can decline in a rapid or unpredictable manner. If a Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s overestimation of those investments. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Because of GMO Risk Premium Fund’s emphasis on selling put options on stock indices, its net asset value is expected to decline when those indices decline in value. Also, GMO Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform the equity markets on which its puts were written when those markets rise sharply because of the Fund’s lack of exposure to the upside of those markets.

Fixed Income Investments. Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. See “Credit Risk” and “Illiquidity Risk” below for more information about these risks.

A risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation indexed (or nominal) fixed income bonds with similar maturities. There can be no assurance, however, that the value of inflation-indexed bonds will change in the same proportion as changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as GMO U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Market risk for fixed income securities denominated in foreign currencies is also affected by currency risk. See “Currency Risk” below.

Fixed income markets may, in response to governmental intervention, economic or market developments, or other factors, experience periods of high volatility and/or reduced liquidity. During those periods, a Fund could also experience high levels of shareholder redemptions and may have

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to sell securities when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent periods, central banks and governmental financial regulators, including the U.S. Federal Reserve, have maintained historically low interest rates by purchasing bonds. Steps to curtail or “taper” such activities and other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) could have a material adverse effect on the Funds.

Asset-Backed Securities. Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

Funds investing in asset-backed securities are exposed to the risk of severe credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed income investments. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers.

As described under “Market Risk — Fixed Income Investments” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these areas can lead to a reduction in the payment stream GMO expected a Fund to receive at the time the Fund purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may expose a Fund to significantly greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, these obligations also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease.

In addition, the existence of insurance on an asset-backed security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments. The risks associated with asset-backed securities are particularly pronounced for GMO Debt Opportunities Fund, which primarily holds asset-backed securities, and for GMO Bond Funds that have invested substantial portions of their assets in GMO Debt Opportunities Fund.

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• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality), whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that its rating will be downgraded.

U.S. government securities historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of a Fund’s investments.

As described under “Market Risk — Asset-Backed Securities” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities” above.

The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the market price of its securities could decline much more than would be predicted by their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the sovereign issuer.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). All of the Funds are subject to illiquidity risk, but those with the greatest risk have principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, and emerging market securities. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity

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when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

GMO Risk Premium Fund’s ability to use options as part of its investment program depends on the liquidity of those instruments. In addition, a liquid market may not exist when GMO Risk Premium Fund seeks to close out an option position. Also, the hours of trading for options on an exchange may not conform to the hours during which the securities held by GMO Risk Premium Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for underlying securities that are not immediately reflected in the options markets. If GMO Risk Premium Fund receives a redemption request and is unable to close out an option that it has sold, the Fund may temporarily be leveraged in relation to its assets.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures, foreign currency contracts, swap contracts, reverse repurchase agreements, and other over-the-counter (“OTC”) contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, a Fund often will not receive the collateral the day the collateral is required to be posted.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

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Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

There is little case or other law interpreting the terms of most derivatives or characterizing their tax treatment. A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. See “Taxes” below.

Cleared Derivatives. The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. Because these requirements are new and evolving (and some of the rules are not yet final), its ultimate impact remains unclear.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide more margin for cleared derivatives positions than for bilateral derivatives positions. Also, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives position at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because (as described under “Counterparty Risk” below) margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), it is possible the Fund could not execute all components of the package on the swap execution facility. In that case, the Fund would need to trade certain components of the package on the swap execution facility and other components of the package in another manner, which could subject the Fund to the risk that certain of the components of the package would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives

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transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. Some GMO Funds, particularly GMO Risk Premium Fund, are permitted to write options. The market price of written options will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time prior to the option’s expiration, the writer of an American-style option has no control over when it may be required to fulfill its obligations as a writer of the option. (This risk is not present when writing a European-style option because the holder may only exercise the option on its expiration date.) If a GMO Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. GMO Funds and GMO may constitute such a group. These limits could restrict a GMO Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a GMO Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the amount of taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gains, which, when distributed, are taxable to shareholders at ordinary income tax rates. Due to GMO Risk Premium Fund’s primary investment strategy of selling put options on various stock indices, a substantial portion of GMO Risk Premium Fund’s income could consist of short-term capital gains. See “Taxes” below for more information.

Short Investment Exposure. Some Funds may make short sales as part of their investment programs in an attempt to increase their returns or for hedging purposes. Many Funds may make short sales “against the box,” meaning the Fund may make short sales where the Fund owns, or has the right to acquire at no added cost, securities or currencies identical to those sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Fund.

In addition, some Funds are permitted to engage in short sales of securities or currencies, including securities or currencies that they do not own. To do so, a Fund borrows a security (e.g., shares of an ETF) or currency from a broker and sells it to a third party. If a Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses. A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. Non-U.S. securities markets often include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. The reporting, accounting, custody, and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. A Fund may seek to collect a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to pursue a refund is in its sole discretion, and, particularly in light of the costs

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involved, it may decide not to pursue a refund, even if eligible. The outcome of a Fund’s pursuit of a refund is not predictable, and potential refunds generally are not reflected in the net asset value of a Fund.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of GMO’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options, and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies, or industries that are subject to the same or similar risk factors (e.g., different industries within broad sectors, such as technology or financial services), or in securities from issuers that are subject to the same or similar risk factors, are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market price of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

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A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, country or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

Because GMO Resources Fund concentrates its investments in the natural resources sector, it is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the market prices of securities of companies in the natural resources sector may be more volatile than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry-wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over supplies or for the products they sell, which can affect their profitability. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, the natural resources sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, the natural resource sector can be significantly affected by import controls, worldwide competition, changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. GMO Resources Fund’s concentration in the securities of natural resource companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because GMO Resources Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

Because GMO Risk Premium Fund can have substantial exposure through a limited number of options contracts and because the Fund’s exposures may relate to relatively few stock indices, the Fund is subject to focused investment risk.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties maintain a specific rating by a nationally recognized rating organization to be considered for potential transactions. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will still have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time that events may occur that prevent settlement. Counterparty risk also is

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greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and may continue to be affected by new rules and regulations affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives positions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held in the omnibus account for the relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodity Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Funds’ initial margin, the Funds are subject to the risk that a clearing house will use a Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Funds are therefore subject to the risk that a clearing house will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives may fluctuate more than the commodity or commodities or commodity index to which they relate. See “Derivatives Risk” above for a discussion of certain specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• MERGER ARBITRAGE RISK. Some Funds may engage in merger arbitrage transactions, where a Fund will purchase securities at prices below GMO’s anticipated value of the cash, securities or other consideration to be paid or exchanged for such securities upon successful completion of a proposed merger, exchange offer, tender offer, or other similar transaction. Such purchase price may be substantially in excess of the market price of the securities prior to the announcement of the merger, exchange offer, tender offer, or other similar transaction.

If a Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction, and that transaction later appears unlikely to be consummated or in fact is not consummated or is delayed, the market price of the security purchased by the Fund may decline sharply and result in losses to the Fund if such securities are sold, transferred or exchanged for securities or cash, the value of which is less than the purchase price. There is typically asymmetry in the risk/reward payout of merger arbitrage strategies — the losses that can occur in the event of deal break-ups can far exceed the gains to be had if deals close successfully. The consummation of mergers, exchange offers, tender offers, and similar transactions can be prevented or delayed by a variety of factors, including regulatory and antitrust restrictions, political motivations, industry weakness, stock specific events, failed financings, and general market declines.

Merger arbitrage strategies depend for success on the overall volume of merger activity, which has historically been cyclical in nature. During periods when merger activity is low, it may be difficult or impossible to identify opportunities for profit or to identify a sufficient number of such opportunities to provide diversification among potential merger transactions. Merger arbitrage strategies are also subject to the risk of overall

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Notes to Financial Statements — (Continued)

October 31, 2014 (Unaudited)

market movements. To the extent that a general increase or decline in equity market values affects the securities involved in a merger arbitrage position differently, the position may be exposed to loss.

In conjunction with merger arbitrage transactions, a Fund may make short sales of securities in an effort to maximize risk-adjusted returns. For example, when the terms of a proposed acquisition call for an exchange of securities, a Fund may sell short the securities of the acquiring company in order to protect against a decline in the market value of those securities prior to the acquisition’s completion. A Fund also may employ a variety of hedging strategies to protect against market fluctuations or other risks, and may use derivatives otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers.

At any given time, a Fund can become improperly hedged, which can lead to inadvertent market-related losses. Also a Fund may not be able to hedge against market fluctuations or other risks, and market movements can result in losses to the Fund even if the proposed transaction is consummated. In addition, a Fund may sell short securities expected to be issued in a merger or exchange offer in anticipation of the short position being covered by delivery of such security when issued. If the merger or exchange offer is not consummated, the Fund may be forced to cover its short position by acquiring, converting, or exchanging securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments of the Funds. While the U.S. government has honored its credit obligations continuously for the last 200 years, a default by the U.S. government or a downgrade of its credit rating would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. If a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. The GMO Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for shareholders. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization. In addition, to the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

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October 31, 2014 (Unaudited)

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO’s ability to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds GMO uses quantitative analyses and models as part of its investment process. Any imperfections, errors, or limitations in those analyses and models could affect a Fund’s performance. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s assessment of an investment may be wrong. There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies (such as the Funds) and their service providers (including GMO) may be prone to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Because each Fund invests substantially all of its assets in an Institutional Fund, which may invest in shares of other investment companies, including other GMO Funds, money market funds, and ETFs (for purposes of this risk disclosure, “underlying Funds”), the Funds are exposed to the risk that the Institutional Funds or the underlying Funds will not perform as expected.

Because a Fund bears the fees and expenses of its corresponding Institutional Fund, and the Institutional Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund and its corresponding Institutional Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if an Institutional Fund or its successor increases its fees or incurs additional expenses, or when an Institutional Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Institutional Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Because some underlying Funds (e.g., many of the GMO Bond Funds) invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the GMO Asset Allocation Funds have more tiers of investments than funds in many other groups of investment companies. In addition, to the extent a Fund and its corresponding Institutional Fund invest in shares of other GMO Funds, they are subject indirectly to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS. Some of the Funds invest substantially all of their assets in Institutional Funds that are not “diversified” investment companies within the meaning of the 1940 Act. This means the Institutional Funds are allowed to invest in the securities of relatively few issuers and/or foreign currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

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October 31, 2014 (Unaudited)

The following Institutional Funds are not diversified investment companies under the 1940 Act:

•	GMO Core Plus Bond Fund
•	GMO Emerging Countries Fund
•	GMO Emerging Country Debt Fund
•	GMO Foreign Fund
•	GMO International Bond Fund
•	GMO Quality Fund

In addition, each GMO Asset Allocation Fund and each GMO Bond Fund (other than GMO U.S. Treasury Fund) invests a portion of its assets in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act. Except as otherwise noted in the Fund summaries of the Institutional Funds’ Prospectus under “Principal investment strategies,” each of the GMO Asset Allocation Funds may invest without limitation in other GMO Funds that are not diversified.

4.	Derivative financial instruments

At October 31, 2014, the Funds held no derivative financial instruments directly. For a listing of derivative financial instruments held by the Institutional Funds or Underlying Funds, if any, as well as the uses of derivative financial instruments by the Institutional Funds or Underlying Funds, if any, please refer to the Institutional Funds’ or Underlying Funds’ most recent financial statements.

5.	Fees and other transactions with affiliates

Expenses

Shareholders of the Funds do not pay any transaction-based expenses directly to the Fund, as shares of the Fund are sold without an initial sales charge or a contingent deferred sales charge upon redemption. Certain Institutional Funds and Underlying Funds charge purchase premiums and/or redemption fees. These amounts are retained by the relevant Institutional Fund or Underlying Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Institutional Fund or Underlying Fund as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. An Institutional Fund or Underlying Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time. To the extent that a Fund invests in an Institutional Fund that charges purchase premiums and/or redemption fees, the Fund will pay those costs when it buys and sells shares of the Institutional Fund.

The costs of managing, administering, and operating the Fund are spread among each class of shares. These costs cover such things as a Fund’s allocable share of the expenses of its corresponding Institutional Fund and administration and certain other fees and expenses (e.g., state registration fees) of the Fund. See the “Indirect expenses” table in Note 11 for more information.

Management Fees

The Funds do not charge a management fee directly, but the Funds indirectly bear the management fees of the Institutional Funds and/or Underlying Funds in which the Institutional Funds invest.

Administration Fees

Each Fund pays GMO an administration fee equal to 0.20% of that Fund’s average daily net asset value; provided that if a Fund invests substantially all of its assets in Class III shares of an Institutional Fund, such fee shall be reduced to an annual rate of 0.05%, and provided further that if a Fund invests substantially all of its assets in a class of shares of an Institutional Fund other than Class III shares, such fee rate shall be reduced by the shareholder service fee rate charged by that class of shares of the Institutional Fund. Administrative services provided by GMO may include, without limitation: processing aggregated purchase and redemption orders for shareholders of record; coordinating operation of the National Security Clearing Corporation’s Fund/SERV system with intermediary platforms; providing information about and processing dividend payments; assisting with the production and distribution of shareholder communications to shareholders of record such as proxies, shareholder reports and dividend and tax notices; preparing tax returns and related documentation; assisting with the production of registration statements; paying the Trust’s registration fees pursuant to Section 24(f)(2) of the 1940 Act; providing assistance with respect to the audits of the Funds; establishing and maintaining certain information about the shares on an internet site; maintaining certain of the Trust’s records; preparing and submitting reports to various regulatory agencies; preparing and submitting reports and meeting materials to the Trustees of the Trust and to existing shareholders; supervising, negotiating, and administering contractual arrangements with (to the extent appropriate) and monitoring the performance of, third-party accounting agents, custodians, depositories, transfer agents, pricing agents, independent accountants and auditors, attorneys, printers, insurers, and other persons in any capacity deemed to be necessary or desirable to Trust or Fund operations and paying for the expenses of such service providers (excluding any sub-transfer agent/recordkeeping payments, whether paid pursuant to the Trust’s Rule 12b-1 Plan or otherwise); providing direct client service, maintenance, and reporting to platform sponsors, retirement plans, and other shareholders of record, such services to include, without limitation, professional and informative reporting, recordholder account information, access to analysis and explanation of Fund reports, and assistance in the correction and maintenance of recordholder account information, and otherwise maintaining the relationships with the recordholders; furnishing office space and equipment, providing bookkeeping and clerical services (excluding determination of net asset value, shareholder services, and fund accounting services for the Fund being supplied by other service providers as the

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October 31, 2014 (Unaudited)

Fund may engage from time to time); and providing individuals affiliated with GMO to serve as officers of the Trust and paying all salaries, fees, and expenses of such officers and Trustees of the Trust who are affiliated with GMO. GMO has retained State Street Bank to assist it in providing administrative support services.

Sub-transfer Agent/Recordkeeping Payments

Sub-transfer agent/recordkeeping payments are made by Class R4 and Class R5 shares of the Funds to unaffiliated third parties (e.g., financial intermediaries) for providing sub-transfer agency, recordkeeping, and other administrative services to retirement plan participants and other investors who hold shares of the Funds through an omnibus account. Class R4 shares pay for sub-transfer agent/recordkeeping services at an annual rate of 0.25% of Class R4’s average daily net assets. Class R4 is offered but has no shareholders as of October 31, 2014. Class R5 shares pay for sub-transfer agent/recordkeeping services at an annual rate of 0.10% of Class R5’s average daily net assets. Class R6 shares do not make payments to third parties for sub-transfer agent/recordkeeping services. Sub-transfer agent/recordkeeping payments by Class R4 and Class R5 shares are made pursuant to a distribution and service plan under Rule 12b-1.

Expense Reimbursement

GMO has contractually agreed to reimburse each Fund for state registration fees to the extent that they are borne by the Fund. The Funds’ contractual expense limitations will continue through at least August 31, 2015, and may not be terminated prior to this date without the action or consent of the Funds’ Board of Trustees.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended October 31, 2014 are noted in the table below:

Fund Name	Purchases ($)	Sales ($)
Benchmark-Free Allocation Series Fund	101,640,361	12,623,701
Emerging Countries Series Fund	16,027,083	1,033,623
Global Asset Allocation Series Fund	56,044,723	4,087,852
Global Equity Allocation Series Fund	11,637,535	881,321
International Equity Allocation Series Fund	10,832,399	6,292,300

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of October 31, 2014

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Benchmark-Free Allocation Series Fund	3	82.30%
Emerging Countries Series Fund	1	100.00%
Global Asset Allocation Series Fund	3	97.76%
Global Equity Allocation Series Fund	3	100.00%
International Equity Allocation Series Fund	2	88.61%

GMO Series Trust

Notes to Financial Statements — (Continued)

October 31, 2014 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30, 2014
	Shares	Amount	Shares	Amount
Benchmark-Free Allocation Series Fund
Class R6:
Shares sold	10,421,134	$111,759,523	2,138,955	$22,459,077
Shares issued to shareholders in reinvestment of distributions	235,149	2,553,719	362,724	3,792,575
Shares repurchased	(2,201,251)	(23,664,143)	(2,808,584)	(29,380,200)

Net increase (decrease)	8,455,032	$90,649,099	(306,905)	$(3,128,548)

	Period from May 2, 2014 (commencement of operations) through October 31, 2014 (Unaudited)
	Shares	Amount
Emerging Countries Series Fund
Class R6:
Shares sold	1,693,721	$16,980,539
Shares issued to shareholders in reinvestment of distributions	3,473	36,917
Shares repurchased	(181,768)	(1,877,562)

Net increase (decrease)	1,515,426	$15,139,894

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30, 2014
	Shares	Amount	Shares	Amount
Global Asset Allocation Series Fund
Class R6:
Shares sold	5,160,078	$59,381,743	21,353,833	$232,604,472
Shares issued to shareholders in reinvestment of distributions	384,857	4,491,273	1,736,789	19,345,420
Shares repurchased	(3,742,559)	(43,092,456)	(8,090,299)	(89,389,401)

Net increase (decrease)	1,802,376	$20,780,560	15,000,323	$162,560,491

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30, 2014
	Shares	Amount	Shares	Amount
Global Equity Allocation Series Fund
Class R6:
Shares sold	1,039,977	$12,037,319	512,882	$5,849,160
Shares issued to shareholders in reinvestment of distributions	14,193	170,736	25,056	287,596
Shares repurchased	(134,770)	(1,615,702)	(142,279)	(1,621,194)

Net increase (decrease)	919,400	$10,592,353	395,659	$4,515,562

GMO Series Trust

Notes to Financial Statements — (Continued)

October 31, 2014 (Unaudited)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30, 2014
	Shares	Amount	Shares	Amount
International Equity Allocation Series Fund
Class R5:
Shares sold	143,125	$1,692,255	171,991	$1,949,752
Shares issued to shareholders in reinvestment of distributions	75,433	894,637	64,099	734,863
Shares repurchased	(170,598)	(1,931,115)	(412,205)	(4,612,039)

Net increase (decrease)	47,960	$655,777	(176,115)	$(1,927,424)

Class R6:
Shares sold	981,119	$11,518,594	1,232,298	$13,776,473
Shares issued to shareholders in reinvestment of distributions	978,906	11,609,826	855,408	9,804,769
Shares repurchased	(1,034,460)	(12,222,466)	(2,294,264)	(26,418,703)

Net increase (decrease)	925,565	$10,905,954	(206,558)	$(2,837,461)

10.	Investments in affiliated issuers

A summary of the Funds’ transactions in the shares of the Institutional Funds during the period ended October 31, 2014 is set forth below:

Fund Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Benchmark-Free Allocation Series Fund
Benchmark-Free Allocation Fund, Class III	$163,339,395	$101,640,361	$12,623,701	$413,210	$1,913,879	$247,333,972

Emerging Countries Series Fund
Emerging Countries Fund, Class III	$—	$16,027,083	$1,033,623	$38,426	$—	$15,218,932

Global Asset Allocation Series Fund
Global Asset Allocation Fund, Class III	$796,752,343	$56,044,723	$4,087,852	$3,509,173	$31,148,088	$806,814,535

Global Equity Allocation Series Fund
Global Equity Allocation Fund, Class III	$6,258,334	$11,637,535	$881,321	$23,321	$436,164	$16,335,202

International Equity Allocation Series Fund
International Equity Allocation Fund, Class III	$327,276,322	$10,832,399	$6,292,300	$779,227	$3,868,502	$305,623,303

*	The table above includes estimated sources of all distributions paid by the Institutional Funds during the period ended October 31, 2014. The actual tax characterization of all distributions paid will be determined at the fiscal year end of the Institutional Funds.

11.	Institutional Fund information

Valuation

Shares of the Institutional Funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Institutional Funds and Underlying Funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Unlisted securities (including fixed income securities) for which market quotations are readily available are generally valued at the most recent quoted price. If quotations are not readily available or circumstances make an existing valuation

GMO Series Trust

Notes to Financial Statements — (Continued)

October 31, 2014 (Unaudited)

methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (the “Institutional Trustees”) or persons acting at their direction pursuant to procedures approved by the Institutional Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about the Institutional Funds’ and Underlying Funds’ investments in securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Institutional Trustees. The Institutional Funds and/or the Underlying Funds classify such securities as Level 3. Levels are defined in Note 2.

The foregoing valuation methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the value will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Institutional Trustees to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of net assets of the Institutional Funds’ and Underlying Funds’ investments in securities and derivatives that were valued using fair value inputs obtained from that independent pricing service as of October 31, 2014. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2. Levels are defined in Note 2.

Typically, the Institutional Funds and Underlying Funds value each fixed income security on the most recent quoted price supplied by a single pricing source chosen by GMO. Although GMO normally does not evaluate pricing sources for the Institutional Funds on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices may be available for securities held by the Institutional Funds and Underlying Funds, those alternative sources are not typically part of the valuation process and do not necessarily confirm the security price used by the Institutional Funds and Underlying Funds. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Institutional Funds and Underlying Funds. See the table below for information about securities for which no alternative pricing source was available.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quote for a security is not available by the time that Institutional Fund or Underlying Fund calculates its net asset value on any business day, the Institutional Fund or Underlying Fund will generally use a quoted price from a prior day to value that security.

As discussed above, the Institutional Funds and Underlying Funds may invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Institutional Trustees, fair valued using inputs obtained from an independent pricing service or valued using prices for which no alternative pricing source was available. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Institutional Funds’ or Underlying Funds’ exposure. The net aggregate indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of October 31, 2014 is as follows:

Securities and Derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Institutional Trustees*	Fair valued using inputs obtained from an independent pricing service (Net)**	Single source; No alternative pricing source was available	Level 3 securities and derivatives
Benchmark-Free Allocation Series Fund	<1%	23%	1%	4%
Emerging Countries Series Fund	<1%	86%	—	2%
Global Asset Allocation Series Fund	<1%	34%	<1%	4%
Global Equity Allocation Series Fund	<1%	59%	—	<1%
International Equity Allocation Series Fund	<1%	93%	—	<1%

*	Considered Level 3 in the fair value hierarchy.
**	Considered Level 2 in the fair value hierarchy.

GMO Series Trust

Notes to Financial Statements — (Continued)

October 31, 2014 (Unaudited)

Indirect expenses

The Funds incur fees and expenses indirectly as a shareholder in the Institutional Funds and through their indirect exposure to the Underlying Funds. For the period ended October 31, 2014, these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
Benchmark-Free Allocation Series Fund	0.648%	0.148%	< 0.001%	0.796%
Emerging Countries Series Fund	1.066%	0.148%	0.000%	1.214%
Global Asset Allocation Series Fund	0.419%	0.072%	< 0.001%	0.491%
Global Equity Allocation Series Fund	0.470%	0.071%	0.000%	0.541%
International Equity Allocation Series Fund	0.574%	0.081%	0.000%	0.655%

Other information

For the period ended October 31, 2014, the portfolio turnover of the Institutional Funds was as follows:

Institutional Fund Name	Portfolio Turnover
Benchmark-Free Allocation Fund	54%
Emerging Countries Fund	46%
Global Asset Allocation Fund	24%
Global Equity Allocation Fund	7%
International Equity Allocation Fund	3%

As of October 31, 2014, the premium on cash purchases and fee on cash redemptions for the Institutional Funds were as follows:

	Benchmark-Free Allocation Fund	Emerging Countries Fund	Global Asset Allocation Fund	Global Equity Allocation Fund	International Equity Allocation Fund
Purchase Premium	0.13%	—	0.11%	0.11%	0.20%
Redemption Fee	0.13%	—	0.11%	0.11%	0.20%

GMO Series Trust

Board Review of Management Agreements

October 31, 2014 (Unaudited)

GMO Benchmark-Free Allocation Series Fund

Approval of renewal of management agreement for GMO Benchmark-Free Allocation Series Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve-month period commencing August 31, 2014, the Trustees, all but one of whom is not an “interested person” of GMO Series Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund, as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 20, 2014 and attended by independent legal counsel to the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) and representatives of the Manager, independent legal counsel, on behalf of the Independent Trustees, requested certain information in connection with the review of the service arrangements between the Trust and the Manager. At a meeting held on June 12, 2014, the Trustees met with representatives of the Manager to further discuss contract renewal matters, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees noted that the Fund operates as a “feeder” fund that invests substantially all of its assets in GMO Benchmark-Free Allocation Fund (the “Institutional Fund”), a series of GMO Trust, and that the Institutional Fund is also managed by the Manager. As a result, when considering information relevant to approval of the Fund’s management agreement, the Trustees considered information about the Institutional Fund as well.

The Trustees considered the Fund’s investment performance, as well as the performance of other funds managed by the investment team that manages the Fund. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included a comparison of the performance of the Fund relative to the performance of the Institutional Fund.

The Trustees considered the fact that the Fund does not pay a management fee to the Manager under the Fund’s management agreement, but that the Fund indirectly bears the management fees and shareholder service fees payable to the Manager by the Institutional Fund. The Trustees also considered the fact that the Fund pays GMO an administration fee at an annual rate of 0.05% of the Fund’s average daily net assets (after giving effect to applicable contractual expense reductions)1 and that pursuant to this arrangement the Manager had agreed to provide or procure administrative support services to the Fund and to shareholders of record of the Fund. The Trustees recognized that the Manager had undertaken to reimburse the Fund for state registration fees to the extent that they are borne by the Fund.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability with respect to the Trust and GMO Trust, and its profitability with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale. The Trustees noted that the trustees of GMO Trust had approved renewal of the Manager’s management agreements with the Institutional Fund and each underlying series of GMO Trust in which the Institutional Fund invests.

The Trustees considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk management departments) and the resources the Manager employed in managing the Fund and the Institutional Fund. In addition, the Trustees considered the depth of the Manager’s reputation, its relationship with Fund and Institutional Fund investors, and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund and the Institutional Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the nature, extent, and quality of services to be provided supported the renewal of that agreement.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he or she thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing August 31, 2014.

[1]

Pursuant to the terms of an Administration Agreement with the Fund, the Fund pays the Manager an administration fee equal to 0.20% per annum of the Fund’s average daily net asset value, provided that if the Fund invests substantially all of its assets in Class III shares of its Institutional Fund, such fee shall be reduced to the annual rate of 0.05%. To date, the Fund has invested substantially all of its assets in Class III shares of its Institutional Fund.

GMO Series Trust

Board Review of Management Agreements — (Continued)

October 31, 2014 (Unaudited)

GMO Emerging Countries Series Fund

Approval of renewal of management agreement for GMO Emerging Countries Series Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve-month period commencing August 31, 2014, the Trustees, all but one of whom is not an “interested person” of GMO Series Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund, as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 20, 2014 and attended by independent legal counsel to the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) and representatives of the Manager, independent legal counsel, on behalf of the Independent Trustees, requested certain information in connection with the review of the service arrangements between the Trust and the Manager. At a meeting held on June 12, 2014, the Trustees met with representatives of the Manager to further discuss contract renewal matters, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees noted that the Fund operates as a “feeder” fund that invests substantially all of its assets in GMO Emerging Countries Fund (the “Institutional Fund”), a series of GMO Trust, and that the Institutional Fund is also managed by the Manager. As a result, when considering information relevant to approval of the Fund’s management agreement, the Trustees considered information about the Institutional Fund as well.

Since the Fund had only very recently commenced operations, the Trustees were unable to consider its investment performance. The Trustees considered the performance of other funds managed by the investment team that manages the Fund and a comparison of the performance of the Institutional Fund relative to the performance of its benchmark.

The Trustees considered the fact that the Fund does not pay a management fee to the Manager under the Fund’s management agreement, but that the Fund indirectly bears the management fees and shareholder service fees payable to the Manager by the Institutional Fund. The Trustees also considered the fact that the Fund pays GMO an administration fee at an annual rate of 0.05% of the Fund’s average daily net assets (after giving effect to applicable contractual expense reductions)1 and that pursuant to this arrangement the Manager had agreed to provide or procure administrative support services to the Fund and to shareholders of record of the Fund. The Trustees recognized that the Manager had undertaken to reimburse the Fund for state registration fees to the extent that they would be borne by the Fund.

Since the Fund had only very recently commenced operations, the Trustees were unable to review information with respect to the Manager’s expenses and profitability with respect to the Fund. The Trustees did, however, take note of various “fallout benefits” to the Manager that would result from its management of the Fund. As the Fund had only very recently commenced operations, the Trustees did not consider possible economies of scale to the Manager associated with managing the Fund. The Trustees noted that the trustees of GMO Trust had approved renewal of the Manager’s management agreements with the Institutional Fund and each underlying series of GMO Trust in which the Institutional Fund invests.

The Trustees considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk management departments) and the resources the Manager would employ in managing the Fund and the Institutional Fund. In addition, the Trustees considered the depth of the Manager’s reputation and other matters concerning the Manager’s business and organization and the nature and quality of its services to be provided to the Fund and the Institutional Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the nature, extent, and quality of services to be provided supported the renewal of that agreement.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he or she thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing August 31, 2014.

[1]	Pursuant to the terms of an Administration Agreement with the Fund, the Fund pays the Manager an administration fee equal to 0.20% per annum of the Fund’s average daily net asset value, provided that if the Fund invests substantially all of its assets in Class III shares of its Institutional Fund, such fee shall be reduced to the annual rate of 0.05%. To date, the Fund has invested substantially all of its assets in Class III shares of its Institutional Fund.

GMO Series Trust

Board Review of Management Agreements — (Continued)

October 31, 2014 (Unaudited)

GMO Global Asset Allocation Series Fund

Approval of renewal of management agreement for GMO Global Asset Allocation Series Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve-month period commencing August 31, 2014, the Trustees, all but one of whom is not an “interested person” of GMO Series Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund, as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 20, 2014 and attended by independent legal counsel to the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) and representatives of the Manager, independent legal counsel, on behalf of the Independent Trustees, requested certain information in connection with the review of the service arrangements between the Trust and the Manager. At a meeting held on June 12, 2014, the Trustees met with representatives of the Manager to further discuss contract renewal matters, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees noted that the Fund operates as a “feeder” fund that invests substantially all of its assets in GMO Global Asset Allocation Fund (the “Institutional Fund”), a series of GMO Trust, and that the Institutional Fund is also managed by the Manager. As a result, when considering information relevant to approval of the Fund’s management agreement, the Trustees considered information about the Institutional Fund as well.

The Trustees considered the Fund’s investment performance, as well as the performance of other funds managed by the investment team that manages the Fund and a comparison of the performance of the Institutional Fund relative to the performance of its benchmark. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included a comparison of the performance of the Fund relative to the performance of the Institutional Fund.

The Trustees considered the fact that neither the Fund nor the Institutional Fund pays a management fee to the Manager under the Fund’s or the Institutional Fund’s management agreements, but that the Fund indirectly bears the management fees and shareholder service fees payable to the Manager by the underlying series of GMO Trust in which the Institutional Fund invests. The Trustees also considered the fact that the Fund pays GMO an administration fee at an annual rate of 0.05% of the Fund’s average daily net assets (after giving effect to applicable contractual expense reductions)1 and that pursuant to this arrangement the Manager had agreed to provide or procure administrative support services to the Fund and to shareholders of record of the Fund. The Trustees recognized that the Manager had undertaken to reimburse the Fund for state registration fees to the extent that they are borne by the Fund.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability with respect to the Trust and GMO Trust, and its profitability with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale. The Trustees noted that the trustees of GMO Trust had approved renewal of the Manager’s management agreements with the Institutional Fund and each underlying series of GMO Trust in which the Institutional Fund invests.

The Trustees considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk management departments) and the resources the Manager employed in managing the Fund and the Institutional Fund. In addition, the Trustees considered the depth of the Manager’s reputation, its relationship with Fund and Institutional Fund investors, and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund and the Institutional Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the nature, extent, and quality of services to be providedsupported the renewal of that agreement.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he or she thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing August 31, 2014.

[1]

Pursuant to the terms of an Administration Agreement with the Fund, the Fund pays the Manager an administration fee equal to 0.20% per annum of the Fund’s average daily net asset value, provided that if the Fund invests substantially all of its assets in Class III shares of its Institutional Fund, such fee shall be reduced to the annual rate of 0.05%. To date, the Fund has invested substantially all of its assets in Class III shares of its Institutional Fund.

GMO Series Trust

Board Review of Management Agreements — (Continued)

October 31, 2014 (Unaudited)

GMO Global Equity Allocation Series Fund

Approval of renewal of management agreement for GMO Global Equity Allocation Series Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve-month period commencing August 31, 2014, the Trustees, all but one of whom is not an “interested person” of GMO Series Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund, as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 20, 2014 and attended by independent legal counsel to the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) and representatives of the Manager, independent legal counsel, on behalf of the Independent Trustees, requested certain information in connection with the review of the service arrangements between the Trust and the Manager. At a meeting held on June 12, 2014, the Trustees met with representatives of the Manager to further discuss contract renewal matters, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees noted that the Fund operates as a “feeder” fund that invests substantially all of its assets in GMO Global Equity Allocation Fund (the “Institutional Fund”), a series of GMO Trust, and that the Institutional Fund is also managed by the Manager. As a result, when considering information relevant to approval of the Fund’s management agreement, the Trustees considered information about the Institutional Fund as well.

The Trustees considered the Fund’s investment performance, as well as the performance of other funds managed by the investment team that manages the Fund and a comparison of the performance of the Institutional Fund relative to the performance of its benchmark. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included a comparison of the performance of the Fund relative to the performance of the Institutional Fund.

The Trustees considered the fact that neither the Fund nor the Institutional Fund pays a management fee to the Manager under the Fund’s or the Institutional Fund’s management agreements, but that the Fund indirectly bears the management fees and shareholder service fees payable to the Manager by the underlying series of GMO Trust in which the Institutional Fund invests. The Trustees also considered the fact that the Fund pays GMO an administration fee at an annual rate of 0.05% of the Fund’s average daily net assets (after giving effect to applicable contractual expense reductions)1 and that pursuant to this arrangement the Manager had agreed to provide or procure administrative support services to the Fund and to shareholders of record of the Fund. The Trustees recognized that the Manager had undertaken to reimburse the Fund for state registration fees to the extent that they are borne by the Fund.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability with respect to the Trust and GMO Trust, and its profitability with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale. The Trustees noted that the trustees of GMO Trust had approved renewal of the Manager’s management agreements with the Institutional Fund and each underlying series of GMO Trust in which the Institutional Fund invests.

The Trustees considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk management departments) and the resources the Manager employed in managing the Fund and the Institutional Fund. In addition, the Trustees considered the depth of the Manager’s reputation, its relationship with Fund and Institutional Fund investors, and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund and the Institutional Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the nature, extent, and quality of services to be provided supported the renewal of that agreement.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he or she thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing August 31, 2014.

[1]

Pursuant to the terms of an Administration Agreement with the Fund, the Fund pays the Manager an administration fee equal to 0.20% per annum of the Fund’s average daily net asset value, provided that if the Fund invests substantially all of its assets in Class III shares of its Institutional Fund, such fee shall be reduced to the annual rate of 0.05%. To date, the Fund has invested substantially all of its assets in Class III shares of its Institutional Fund.

GMO Series Trust

Board Review of Management Agreements — (Continued)

October 31, 2014 (Unaudited)

GMO International Equity Allocation Series Fund

Approval of renewal of management agreement for GMO International Equity Allocation Series Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve-month period commencing August 31, 2014, the Trustees, all but one of whom is not an “interested person” of GMO Series Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund, as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 20, 2014 and attended by independent legal counsel to the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) and representatives of the Manager, independent legal counsel, on behalf of the Independent Trustees, requested certain information in connection with the review of the service arrangements between the Trust and the Manager. At a meeting held on June 12, 2014, the Trustees met with representatives of the Manager to further discuss contract renewal matters, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees noted that the Fund operates as a “feeder” fund that invests substantially all of its assets in GMO International Equity Allocation Fund (the “Institutional Fund”), a series of GMO Trust, and that the Institutional Fund is also managed by the Manager. As a result, when considering information relevant to approval of the Fund’s management agreement, the Trustees considered information about the Institutional Fund as well.

The Trustees considered the Fund’s investment performance, as well as the performance of other funds managed by the investment team that manages the Fund and a comparison of the performance of the Institutional Fund relative to the performance of its benchmark. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included a comparison of the performance of the Fund relative to the performance of the Institutional Fund.

The Trustees considered the fact that neither the Fund nor the Institutional Fund pays a management fee to the Manager under the Fund’s or the Institutional Fund’s management agreements, but that the Fund indirectly bears the management fees and shareholder service fees payable to the Manager by the underlying series of GMO Trust in which the Institutional Fund invests. The Trustees also considered the fact that the Fund pays GMO an administration fee at an annual rate of 0.05% of the Fund’s average daily net assets (after giving effect to applicable contractual expense reductions)1 and that pursuant to this arrangement the Manager had agreed to provide or procure administrative support services to the Fund and to shareholders of record of the Fund. The Trustees recognized that the Manager had undertaken to reimburse the Fund for state registration fees to the extent that they are borne by the Fund.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability with respect to the Trust and GMO Trust, and its profitability with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale. The Trustees noted that the trustees of GMO Trust had approved renewal of the Manager’s management agreements with the Institutional Fund and each underlying series of GMO Trust in which the Institutional Fund invests.

The Trustees considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk management departments) and the resources the Manager employed in managing the Fund and the Institutional Fund. In addition, the Trustees considered the depth of the Manager’s reputation, its relationship with Fund and Institutional Fund investors, and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund and the Institutional Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the nature, extent, and quality of services to be provided supported the renewal of that agreement.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he or she thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing August 31, 2014.

[1]

Pursuant to the terms of an Administration Agreement with the Fund, the Fund pays the Manager an administration fee equal to 0.20% per annum of the Fund’s average daily net asset value, provided that if the Fund invests substantially all of its assets in Class III shares of its Institutional Fund, such fee shall be reduced to the annual rate of 0.05%. To date, the Fund has invested substantially all of its assets in Class III shares of its Institutional Fund.

GMO Series Trust

Fund Expenses

October 31, 2014 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended October 31, 2014.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including indirect management fees, indirect shareholder service fees, and distribution (12b-1) fees for Funds with Class R5 shares, if applicable, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2014 through October 31, 2014.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual				Hypothetical
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*		Beginning Account Value	Ending Account Value	Expenses Paid During the Period*	Annualized Net Expense Ratio
Benchmark-Free Allocation Series Fund
Class R6	$1,000.00	$989.00	$4.26		$1,000.00	$1,020.92	$4.33	0.85%
Emerging Countries Series Fund
Class R6	$1,000.00	$1,016.30	$6.37	(a)	$1,000.00	$1,018.85	$6.41	1.26%
Global Asset Allocation Series Fund
Class R6	$1,000.00	$990.60	$2.71		$1,000.00	$1,022.48	$2.75	0.54%
Global Equity Allocation Series Fund
Class R6	$1,000.00	$972.80	$2.93		$1,000.00	$1,022.23	$3.01	0.59%
International Equity Allocation Series Fund
Class R5	$1,000.00	$933.80	$3.95		$1,000.00	$1,021.12	$4.13	0.81%
Class R6	$1,000.00	$934.80	$3.46		$1,000.00	$1,021.63	$3.62	0.71%

*	Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended October 31, 2014, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.
(a)	For the period May 2, 2014 (commencement of operations) through October 31, 2014. Expenses are calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended October 31, 2014, multiplied by the average account value over the period, multiplied by 183 days in the period, divided by 365 days in the year.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

The complete schedule of investments for each series of the registrant is included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)(1)	Effective October 6, 2014, GMO’s investment teams (except the Systematic Global Macro Team) consolidated their trading activities into a central trading desk, and certain trade operation functions were combined to form the Trade Operations Group, which supports the central trading desk and ensures the timely and accurate confirmation, affirmation, and settlement of transactions.

(b)(2)	Except as described in the prior paragraph, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3)	Not applicable to this registrant.

(b)	Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Series Trust

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Chief Executive Officer

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	GMO Series Trust

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Principal Executive Officer

Date: December 23, 2014

By (Signature and Title):	/s/ Carly Condron
Carly Condron, Principal Financial Officer

Date: December 23, 2014